Other income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of other income [Line Items]
Interest and other income	$ 80,389	$ 52,128	$ 147,071	$ 144,388
Other income (loss)	89,832	62,016	168,547	166,578
Management fees
Schedule of other income [Line Items]
Management fees	$ 9,443	$ 9,888	$ 21,476	$ 22,190